Other Financial Assets And Liabilities - Fair Value and Location of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities		$ (42)
Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities		(14)
Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets		52
Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets		80
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	$ (3)	(3)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	0	0
Foreign currency forwards | Other Current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	0	4
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	0	1
Commodity swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(54)	(5)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(8)	(3)
Commodity swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	13	0
Commodity swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	55	0
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(44)	(9)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(5)	0
Foreign currency forwards | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	4	24
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	0
Interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	17
Interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	2	5
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	(3)
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(1)	0
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	5
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	49	74
Commodity swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(7)	(22)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(2)	(11)
Commodity swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	9	2
Commodity swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	$ 4	$ 0